LEASES (Details 1)	3 Months Ended
Mar. 31, 2019 CAD ($)
Presentation of leases for lessee [abstract]
Lease Liabilities Recognized at January 1, 2019	$ 0
Lease Payments	(156,367)
Interest Incurred	88,322
Balance, March 31, 2019	$ 4,661,279